UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               --------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roark, Rearden & Hamot Capital Management, LLC*
Address: 420 Boylston Street
         Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth W. Hamot
Title:     Managing member
Phone:     (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot           Boston, MA                  May 15, 2009
------------------------    ------------------------    ------------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $66,140
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.     Form 13F File Number     Name

         1       28-11734                 Costa Brava Partnership III L.P.
         2       28-11736                 Roark, Rearden & Hamot, LLC
         3       28-11733                 Seth W. Hamot


                                                   Costa Brava Partnership III L.P.
                                              Form 13F Information Table as of 3/31/2009



                                                                               Market                             Voting Authority
                                                              Shares or PRN     Value    Invesment    Other
Name of Issuer                 Title of Class      CUSIP          Amount     Long x1000 Discretion   Managers   Sole    Shared  None


ACTIVIDENTITY CORP             COM                 00506P103     824,425     1,690.07      sole                824,425
ALESCO FINL INC                COM                 014485106     500,000       240.00      sole                500,000
BASSETT FURNITURE INDS INC     COM                 070203104       1,000         1.94      sole                  1,000
BOOTS & COOTS/INTL WELL CTL    COM NEW             099469504     650,100       812.63      sole                650,100
CAPITALSOURCE INC              COM                 14055X102     800,000       976.00      sole                800,000
CCA INDS INC                   COM                 124867102     574,300     1,659.73      sole                574,300
CHIMERA INVT CORP              COM                 16934Q109     225,200       756.67      sole                225,200
CKX INC                        COM                 12562M106      80,776       331.18      sole                 80,776
CUSHING MLP TOTAL RETURN FUD   COM SHS             231631102   30,300.00       141.20      sole              30,300.00
DELIA'S INC NEW                COM                 246911101   1,097,539     1,832.89      sole              1,097,539
DG FASTCHANNEL INC             COM                 23326R109     719,400    13,503.14      sole                719,400
EDCI HLDGS INC                 COM                 268315108       9,001        37.71      sole                  9,001
ENTORIAN TECHNOLOGIES INC      COM                 29383P100   1,102,173       198.39      sole              1,102,173
ENTRUST INC                    COM                 293848107     859,000     1,297.09      sole                859,000
FIVE STAR QUALITY CARE         NOTE 3.750% 10/1    33832DAB2   2,000,000       745.00      sole              2,000,000
HI-TECH PHARMACAL INC          COM                 42840B101     353,822     2,016.79      sole                353,822
INCONTACT INC                  COM                 45336E109     126,800       285.30      sole                126,800
KAPSTONE PAPER & PACKAGING C   COM                 48562P103      25,000        61.50      sole                 25,000
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200    48562P111     663,004        33.15      sole                663,004
LIBERTY ACQUISITION HLDGS CO   *W EXP 012/12/201   53015Y115   3,003,000       810.81      sole              3,003,000
MEDQUIST INC                   COM                 584949101   2,142,102     5,462.36      sole              2,142,102
MOTORCAR PTS AMER INC          COM                 620071100     823,877     3,295.51      sole                823,877
NATUZZI S P A                  ADR                 63905A101     492,700       566.61      sole                492,700
OCWEN FINL CORP                CALL                6757460GV        -300       (33.00)     sole                   -300
OCWEN FINL CORP                CALL                6757460JV        -110       (15.95)     sole                   -110
OCWEN FINL CORP                COM                 675746309     553,900     6,331.08      sole                553,900
OCWEN FINL CORP                NOTE 3.250% 8/0     675746AD3     500,000       498.75      sole                500,000
ORANGE 21 INC                  COM                 685317109   3,244,542     3,114.76      sole              3,244,542
QLT INC                        COM                 746927102   1,921,650     3,401.32      sole              1,921,650
RAINMAKER SYSTEMS              COM NEW             750875304     176,208       107.49      sole                176,208
SELECTICA INC                  COM                 816288104     195,000        79.95      sole                195,000
SEMGROUP ENERGY PARTNERS L P   COM UNIT LP         81662W108   1,623,774     5,277.27      sole              1,623,774
SOURCEFIRE INC                 COM                 83616T108      75,413       549.01      sole                 75,413
TECHTEAM GLOBAL INC            COM                 878311109   1,319,274     6,438.06      sole              1,319,274
TRANCEND SERVICES INC          COM NEW             893929208     140,780     1,404.98      sole                140,780
TRIMERIS INC                   COM                 896263100   1,135,969     1,987.95      sole              1,135,969
WHITE ELECTR DESIGNS CORP      COM                 963801105      60,500       242.61      sole                 60,500
